Debt (Details) - USD ($)						1 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 12, 2023	May 01, 2023	Mar. 08, 2023	Aug. 07, 2022	Mar. 14, 2022	Aug. 19, 2023	Aug. 18, 2022	Jun. 23, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2023	Jan. 11, 2021
Debt [Line Items]
Securities purchase agreements description												If an event of default under the Exchange Note occurs, the Investor can elect to redeem the Exchange Note for cash equal to 115% of the then-outstanding principal amount of the Note (or such lesser principal amount accelerated by the Investor), plus accrued and unpaid interest, including default interest, which accrues at a rate per year equal to 15% from the date of a default or event of default.
Exchange agreement payment			$ 10,300,000				$ 35,200,000
Repayment other fees							300,000			$ 5,000	$ 248,000	$ 254,000
Original principal amount			$ 10,000,000				$ 35,000,000
Warrant purchase shares (in Shares)							71,139
Amortization payments rate			9.00%							9.00%		9.00%
Interest on rate per year percentage			30.00%							20.00%		20.00%
Original principal amount										102.50%		102.50%
Fundamental change percentage										102.50%		102.50%
Outstanding principal amount percentage									115.00%			115.00%
Accrues at rate per annum										15.00%		15.00%
Participate any debt										30.00%		30.00%
Exercise price per share (in Dollars per share)												$ 13
Equity financing amount										$ 15,000,000		$ 15,000,000
Warrant description										The August 2022 Warrants each provide that in no event will the number of shares of Common Stock issued upon exercise of such warrant result in the Investor’s beneficial ownership exceeding 4.99% of the Company’s shares of Common Stock outstanding at the time of exercise (which percentage may be decreased or increased by the Investor, but to no greater than 9.99%, and provided that any increase above 4.99% will not be effective until the sixty-first day after notice of such request by the Investor to increase its beneficial ownership limit has been delivered to the Company).		The August 2022 Warrants will each provide that in no event will the number of shares of Common Stock issued upon exercise of such warrant result in the Investor’s beneficial ownership exceeding 4.99% of the Company’s shares of Common Stock outstanding at the time of exercise (which percentage may be decreased or increased by the Investor, but to no greater than 9.99%, and provided that any increase above 4.99% will not be effective until the sixty-first day after notice of such request by the Investor to increase its beneficial ownership limit has been delivered to the Company).
Shares of Common Stock (in Shares)										69,568		31,945		499
Purchase of shares (in Shares)												100,544
Total proceeds amount										$ 3,000,000		$ 3,000,000
Interest payments				$ 24,000
Debt remained outstanding from a standard SBA loan													159,000
Investor payment transaction					$ 65,000,000
Aggregate principal amount					$ 65,000,000
Remain outstanding			$ 11,700,000
Loss on the extinguishment of debt										$ (4,631,000)	(38,985,000)	$ (38,985,000)	2,685,000
Principal balance			10,000,000
Convertible Note									30.00%
Outstanding principal amount		$ 2,000,000	$ 1,600,000
Convertible note shares of common stock (in Shares)		445,196	153,617
Remaining shares issued (in Shares)										375,629		1,338,462
Gain on debt										$ 11,609,000
Debt issuance										$ 24,000	$ 508,000	$ 420,000
Issuance remaining	$ 200,000
Interest rate	10.00%
Common Stock [Member]
Debt [Line Items]
Shares of Common Stock (in Shares)												2,000
Aggregate shares (in Shares)					34,406
Modified Warrant Shares [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)												$ 430
Exercise price per share (in Dollars per share)										$ 430
Note Exchange Warrant Shares [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)										$ 246		$ 246
PPP Loan [Member]
Debt [Line Items]
Total proceeds amount									$ 800,000			$ 779,000
Maturity date								May 07, 2025	May 07, 2022			May 07, 2022
Loan forgiven									$ 800,000			$ 779,000
Bears interest percentage								1.00%
Exchange Note [Member]
Debt [Line Items]
Original principal amount										102.50%
Note And Exchange [Member]
Debt [Line Items]
Principal amount price per share (in Dollars per share)			$ 10
Convertible Notes [Member]
Debt [Line Items]
Interest on rate per year percentage			20.00%
Fundamental change percentage									102.50%
Gross proceeds						$ 8,000,000
Interest rate per									15.00%
Conversion price per share (in Dollars per share)									$ 7.64						$ 1,544
Aggregate excess									4.99%
Convertible Notes interest expense									$ 1,757,931,000
Accrued interest total									$ 1,041,388,000
Default Interest [Member]
Debt [Line Items]
Outstanding principal amount percentage									115.00%
Securities Purchase Agreement [Member]
Debt [Line Items]
Securities purchase agreements description												On March 14, 2022, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with the Investor, pursuant to which the Company agreed to issue and sell to the Investor, in a private placement transaction, in exchange for the payment by the Investor of $65.0 million, less applicable expenses, as set forth in the Securities Purchase Agreement, a senior secured promissory note in an aggregate principal amount of $65.0 million (the “SPA Note”), and a SPA Warrant to purchase up to an aggregate of 34,406 shares of Common Stock.
Securities Exchange Agreement [Member]
Debt [Line Items]
Purchase of warrants (in Shares)							34,406
Outstanding principal amount percentage										115.00%
Common Stock [Member]
Debt [Line Items]
Repayment other fees							$ 300,000
Letter Agreement [Member]
Debt [Line Items]
Ownership percentage of common stock		4.99%								4.99%
Deferred Gain (Loss) on Early Extinguishment of Debt [Member]
Debt [Line Items]
Loss on the extinguishment of debt			$ 4,619,846,000
GIC Acquisition, LLC [Member]
Debt [Line Items]
Debt issuance	$ 300,000
Chief Executive Officer [Member]
Debt [Line Items]
Total proceeds amount	$ 500,000